Related Party Transactions (Details)															6 Months Ended		12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 04, 2024 USD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Jul. 31, 2023 shares	Jul. 25, 2023 USD ($) $ / shares shares	Feb. 05, 2023 USD ($) shares	Jan. 26, 2023 USD ($) shares	Jan. 23, 2023 USD ($) shares	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Nov. 14, 2022 EUR (€)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 27, 2024 shares	Mar. 05, 2024 shares	Oct. 13, 2023 NIO (C$)	Oct. 11, 2023 shares	Sep. 27, 2023 NIO (C$)	Aug. 18, 2023 NIO (C$)	Aug. 14, 2023 shares	Jul. 26, 2023 shares	May 02, 2023 shares	Nov. 14, 2022 USD ($)	Nov. 14, 2022 EUR (€)
Related Party Transactions [Line Items]
Interest rate				18.00%	18.00%	18.00%						1.00%	1.00%		1.25%					18.00%		18.00%	18.00%
Matured date												Feb. 01, 2023	Feb. 01, 2023	Jan. 31, 2023
Total remaining outstanding balance								$ 360,960
Common shares (in Shares) | shares								14,555
Share price per share (in Dollars per share) | $ / shares															$ 2.5
Aggregate principal amount															$ 44,954		$ 1,192,953
Repayments amount															465,297
Interest expense															36,259		125,013
Accrued interest															1,010,892		1,420,963
Balances payable to related parties															1,259,928		2,255,522
Remuneration payable to key management															193,272		889,367
Received a loan				$ 29,258	$ 2,219	$ 17,714														C$ 40,000		C$ 3,000	C$ 24,000				$ 30,224	€ 25,000
Bear interest amount (in Euro) | €														€ 200
Late fee amount (in Euro) | €														€ 200
Loan balance																	$ 49,664
Business development and strategic amount									$ 650,000		$ 550,000
Issuance of RSU (in Shares) | shares							3,518		4,032		7,237
Common shares (in Shares) | shares							3,518		4,032		7,237
Outstanding debt			$ 136,757
Gain on debt settlement		$ 380,538
Maturity period				12 months	12 months	12 months
Issuance of shares (in Shares) | shares										10,526								77,186	9,197		21,997			14,554	3,518	15,931
Payment to release amount	$ 50,000														$ 465,297
Shares of Incorporated a new subsidiary (in Shares) | shares															49,009
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Interest rate															7.00%		7.00%
Repayments amount															$ 465,297
Interest expense															36,259		$ 125,013
Accrued interest															$ 1,010,892		1,420,963
Halo [Member]
Related Party Transactions [Line Items]
Principal amount																	1,192,953
Interest rate															7.00%
Share price per share (in Dollars per share) | $ / shares								$ 24.8
Aggregate principal amount															$ 44,954
Halo [Member] | Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Interest rate															7.00%
J Dhaliwal [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															$ 15,979		99,501
G Deol [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															2,303
K Field [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															24,018		81,384
D Jenkins [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															120,731		81,384
C Cooper [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management															17,587
H Singh [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																	81,384
K. Sidhu [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																	375,445
Payment																	350,395
T Scott
Related Party Transactions [Line Items]
Remuneration payable to key management															12,654		85,733
Y. Liang [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management																	$ 28,196
Halo Collective, Inc [Member] | Secured convertible debenture [Member]
Related Party Transactions [Line Items]
Convertible debenture initial value			$ 487,295
Katharyn Field [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares) | shares																	14,555
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Interest rate												0.75%	0.75%
Additional loan												$ 48,666	€ 45,000
Unsecured Debenture [Member] | Halo [Member]
Related Party Transactions [Line Items]
Principal amount										$ 328,000
Interest rate															7.00%
Matured date															Jun. 25, 2023
Unsecured Loan [Member]
Related Party Transactions [Line Items]
Accrued interest															$ 20,279		$ 19,306
Unsecured Loan One [Member]
Related Party Transactions [Line Items]
Accrued interest															2,492		2,369
Unsecured Loan Two [Member]
Related Party Transactions [Line Items]
Accrued interest															32,993		31,346
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount										$ 328,000
Interest rate										7.00%
Matured date										Jun. 25, 2023
Catalyst Capital LLC [Member]
Related Party Transactions [Line Items]
Accrued interest																	$ 46,811